Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Assets:
Deferred compensation plan asset	$ 18,866
Liabilities:
Deferred compensation plan liability	24,259
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Deferred compensation plan asset	16,695
Liabilities:
Deferred compensation plan liability	24,259
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Deferred compensation plan asset	2,171
Liabilities:
Deferred compensation plan liability	0
Significant Accounting Policies (Additional Textual) [Abstract]
Cost basis of the investment funds	18,839
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Deferred compensation plan asset	0
Liabilities:
Deferred compensation plan liability	$ 0